Dividends (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of classes of share capital [line items]
Floating Quarterly Dividend Rate

Period	Annual Dividend Rate

June 30, 2016 to September 29, 2016	2.539%

September 30, 2016 to December 30, 2016	2.512%

December 31, 2016 to March 30, 2017	2.509%

March 31, 2017 to June 29, 2017	2.480%

June 30, 2017 to September 29, 2017	2.529%

September 30, 2017 to December 30, 2017	2.742%

December 31, 2017 to March 30, 2018	2.872%

March 31, 2018 to June 29, 2018	3.171%

June 30, 2018 to September 29, 2018	3.300%

September 30, 2018 to December 30, 2018	3.509%

December 31, 2018 to March 30, 2019	3.713%

March 31, 2019 to June 29, 2019	3.682%

June 30, 2019 to September 29, 2019	3.687%

September 30, 2019 to December 30, 2019	3.638%

December 31, 2019 to March 30, 2020	3.652%

March 31, 2020 to June 29, 2020	3.638%

June 30, 2020 to September 29, 2020	2.255%

September 30, 2020 to December 30, 2020	2.149%

December 1, 2020 to March 30, 2021	2.109%

March 31, 2021 to June 29, 2021	2.073%

Dividends Declared

2021		2020
Class A Voting Share	Class B Share	Class A Voting Share	Class B Share

1.1825	1.1850	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2020 and 2019 are as follows:

2021		2020
Series A Share	Series B Share	Series A Share	Series B Share

0.5233	0.3957	0.6978	0.8240